Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Amortization Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Amortization Expense, Year 1	$ 692
Amortization Expense, Year 2	745
Amortization Expense, Year 3	772
Amortization Expense, Year 4	769
Amortization Expense, Year 5	792
Amortization of Intangible Assets	$ 722	$ 713	$ 705